PREPAID EXPENSE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Prepaid Expense
Schedule of prepaid expense
	March 31, 2023	December 31, 2022
Matchbox Twenty agreement	$100,000	$100,000
Deposit with joint venture partner	161,100	30,000
Total prepaid expenses	$261,100	$130,000

	December 31, 2022	December 31, 2021
Matchbox Twenty agreement	$100,000	$100,000
Deposit with joint venture partner	30,000	-
Pre-acquisition expenses paid at Stage It	-	364,336
Total prepaid expenses	$130,000	$464,336